CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Amount of liability extinguished on account of shares [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2012	$ 711	$ 574	$ 43,518	$ 127	$ (43,508)
Balance (in shares) at Dec. 31, 2012		8,651,703
Exercise of options and warrants	$ 140	$ 11	129
Exercise of options and warrants (in shares)		155,141
Shares, warrants issued in connection with extinguishments of liabilities (see Note 11d)		$ 72	55	$ (127)
Shares, warrants issued in connection with extinguishments of liabilities (see Note 11d) (in shares)		1,027,300
Issuance of share capital, net of issuance costs	$ 12,043	$ 247	11,796
Issuance of share capital, net of issuance costs (in shares)	3,450,000	3,450,000
Stock based compensation	$ 32		$ 32
Net income for the year	6,466				$ 6,466
Balance at Dec. 31, 2013	19,392	$ 904	$ 55,530		$ (37,042)
Balance (in shares) at Dec. 31, 2013		13,284,144
Exercise of options and warrants	82	$ 7	75
Exercise of options and warrants (in shares)		100,441
Issuance of share capital, net of issuance costs	$ 2,458	$ 26	2,432
Issuance of share capital, net of issuance costs (in shares)	358,000	358,000
Stock based compensation	$ 173		$ 173
Net income for the year	6,201				$ 6,201
Balance at Dec. 31, 2014	28,306	$ 937	$ 58,210		$ (30,841)
Balance (in shares) at Dec. 31, 2014		13,742,585
Exercise of options and warrants	193	$ 7	186
Exercise of options and warrants (in shares)		110,966
Issuance of share capital, net of issuance costs	27,126	$ 159	26,967
Issuance of share capital, net of issuance costs (in shares)		2,415,000
Treasury shares acquired	(3,741)	$ (50)	(3,691)
Treasury shares acquired (in shares)		(774,936)
Issuance of warrants	503		503
Stock based compensation	1,026		$ 1,026
Net income for the year	1,019				$ 1,019
Balance at Dec. 31, 2015	$ 54,432	$ 1,053	$ 83,201		$ (29,822)
Balance (in shares) at Dec. 31, 2015		15,493,615